Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Financial Information for Continuing Operations
Segment financial information for continuing operations for the years ended December 31, 2012, 2011 and 2010, is as follows:

	Year Ended December 31, 2012
	(millions of dollars)
	Power Delivery	Pepco Energy Services		Corporate and Other (a)	PHI Consolidated
Operating Revenue	$4,378	$256	(b)	$(9)	$4,625
Operating Expenses (c)	3,847	271	(b)(d)	(34)	4,084
Operating Income (Loss)	531	(15)		25	541
Interest Income	1	1		(1)	1
Interest Expense	219	2		35	256
Impairment Losses	—	—		(1)	(1)
Other Income	32	1		3	36
Income Tax Expense (Benefit)	110	(7)		—	103
Net Income (Loss) from Continuing Operations	235	(8)		(9)	218
Total Assets	12,149	342		2,028	14,519
Construction Expenditures	$1,168	$11		$37	$1,216

(a)	Total Assets in this column includes Pepco Holdings’ goodwill balance of $1.4 billion, all of which is allocated to Power Delivery for purposes of assessing impairment. Total assets also include capital expenditures related to certain hardware and software expenditures which primarily benefit Power Delivery. These expenditures are recorded as incurred in Corporate and Other and are allocated to Power Delivery once the assets are placed in service. Corporate and Other includes intercompany amounts of $(11) million for Operating Revenue, $(10) million for Operating Expenses, $(21) million for Interest Income and $(18) million for Interest Expense.
(b)	Includes $9 million of intra-company revenues (and associated costs) previously eliminated in consolidation which will continue to be recognized from third parties subsequent to the completion of the wind-down of the Pepco Energy Services’ retail electric and natural gas supply businesses.
(c)	Includes depreciation and amortization expense of $454 million, consisting of $416 million for Power Delivery, $14 million for Pepco Energy Services and $24 million for Corporate and Other.
(d)	Includes impairment losses of $12 million pre-tax ($7 million after-tax) at Pepco Energy Services associated primarily with investments in landfill gas-fired electric generation facilities, and the combustion turbines at Buzzard Point.

	Year Ended December 31, 2011
	(millions of dollars)
	Power Delivery	Pepco Energy Services		Corporate and Other (a)	PHI Consolidated
Operating Revenue	$4,650	$330	(b)	$(16)	$4,964
Operating Expenses (c)	4,150	301	(b)	(40)	4,411
Operating Income	500	29		24	553
Interest Income	1	1		(1)	1
Interest Expense	208	2		32	242
Impairment Losses	—	—		(5)	(5)
Other Income (Expenses)	29	2		(2)	29
Income Tax Expense (Benefit) (d)	112	8		(6)	114
Net Income (Loss) from Continuing Operations	210	22		(10)	222
Total Assets	11,008	529		1,988	13,525
Construction Expenditures	$888	$14		$39	$941

(a)	Total Assets in this column includes Pepco Holdings’ goodwill balance of $1.4 billion, all of which is allocated to Power Delivery for purposes of assessing impairment. Total assets also include capital expenditures related to certain hardware and software expenditures which primarily benefit Power Delivery. These expenditures are recorded as incurred in Corporate and Other and are allocated to Power Delivery once the assets are placed in service. Corporate and Other includes intercompany amounts of $(16) million for Operating Revenue, $(15) million for Operating Expense, $(22) million for Interest Income and $(22) million for Interest Expense.
(b)	Includes $15 million of intra-company revenues (and associated costs) previously eliminated in consolidation which will continue to be recognized from third parties subsequent to the completion of the wind-down of the Pepco Energy Services’ retail electric and natural gas supply businesses.
(c)	Includes depreciation and amortization expense of $425 million, consisting of $394 million for Power Delivery, $16 million for Pepco Energy Services and $15 million for Corporate and Other.
(d)	Includes tax benefits of $14 million for Power Delivery primarily associated with an interest benefit related to federal tax liabilities.

	Year Ended December 31, 2010
	(millions of dollars)
	Power Delivery		Pepco Energy Services		Corporate and Other (a)		PHI Consolidated
Operating Revenue	$5,114		$304	(b)	$(11)		$5,407
Operating Expenses (c)(d)	4,611	(e)	280	(b)	(10)		4,881
Operating Income (Loss)	503		24		(1)		526
Interest Income	2		1		(3)		—
Interest Expense	207		2		72		281
Other Income (Expenses)	20		2		(1)		21
Loss on Extinguishment of Debt	—		—		(189	) (f)	(189)
Income Tax Expense (Benefit)	112	(g)	9		(135	) (h)	(14)
Net Income (Loss) from Continuing Operations	206		16		(131)		91
Total Assets	10,621		511		1,696		12,828
Construction Expenditures	$765		$7		$30		$802

(a)	Total Assets in this column includes Pepco Holdings’ goodwill balance of $1.4 billion, all of which is allocated to Power Delivery for purposes of assessing impairment. Total assets also include capital expenditures related to certain hardware and software expenditures which primarily benefit Power Delivery. These expenditures are recorded as incurred in Corporate and Other and are allocated to Power Delivery once the assets are placed in service. Corporate and Other includes intercompany amounts of $(12) million for Operating Revenue, $(10) million for Operating Expense, $(36) million for Interest Income and $(36) million for Interest Expense.
(b)	Includes $17 million of intra-company revenues (and associated costs) previously eliminated in consolidation which will continue to be recognized from third parties subsequent to the completion of the wind-down of the Pepco Energy Services’ retail electric and natural gas supply businesses.
(c)	Includes depreciation and amortization expense of $392 million, consisting of $357 million for Power Delivery, $23 million for Pepco Energy Services and $12 million for Corporate and Other.
(d)	Includes restructuring charge of $30 million, consisting of $29 million for Power Delivery and $1 million for Corporate and Other.
(e)	Includes $11 million expense related to effects of Pepco divestiture-related claims.
(f)	Includes $174 million ($104 million after-tax) related to loss on extinguishment of debt and $15 million ($9 million after-tax) related to the reclassification of treasury rate lock losses from AOCL to income related to cash tender offers for debt made in 2010.
(g)	Includes $12 million of net Federal and state income tax benefits primarily related to adjustments of accrued interest on uncertain and effectively settled tax positions.
(h)	Includes $14 million of state tax benefits resulting from the restructuring of certain PHI subsidiaries and $17 million of state income tax benefits associated with the loss on extinguishment of debt, partially offset by a charge of $3 million to write off deferred tax assets related to the subsidy pursuant to the prescription drug benefit (Medicare Part D) under the Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Medicare Act).